Statements of Stockholders' Equity (Deficit) - 6 months ended Jun. 30, 2015 - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2014	$ (3,433)		$ 238	$ (3,671)
Beginning balance (in shares) at Dec. 31, 2014		411
Net loss and comprehensive loss	(10,061)
Ending balance at Jun. 30, 2015	$ 43,324